Business combination - Summary of detailed information about business combination (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets and liabilities
Goodwill	₩ 13,851	₩ 14,440
GF And IMGA Business Department Of Leaders Financial Sales Co Ltd [Member]
Consideration paid in cash
Cash	8,183
Contingent consideration arrangement	2,600
Consideration transferred, acquisition-date fair value	10,783
Fair value of assets and liabilities
Cash and cash equivalents	200
Trade payable and other payable	(200)
Accounts payable	(3,068)
Fair value of identifiable net assets	(3,068)
Goodwill	₩ 13,851